Related Party Disclosures - Schedule of Other Assets and Liabilities with Related Parties (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Parent Entity [Member]
ASSETS
Derivative financial instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements
Debt financial instruments
Commercial loans
Residential mortgage loans
Consumer Loans
Allowances established – Loans
Other assets	17	16
Contingent loans
LIABILITIES
Derivative financial instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	300	170
Time deposits and saving accounts	45,379	151,595
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities
Other Legal Entity [Member]
ASSETS
Derivative financial instruments	231,036	273,492
Debt financial instruments
Other financial instruments	20
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	33,856	5,388
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements
Debt financial instruments
Commercial loans	189,539	266,912
Residential mortgage loans
Consumer Loans
Allowances established – Loans	(1,562)	(1,291)
Other assets	285,355	132,549
Contingent loans	167,862	159,749
LIABILITIES
Derivative financial instruments	303,280	300,756
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	19,931	3,137
Financial liabilities at amortized cost:
Current accounts and other demand deposits	168,799	141,497
Time deposits and saving accounts	132,812	78,618
Obligations by repurchase agreements	750
Borrowings from financial institutions	137,114	3,175
Debt financial instruments issued
Other financial obligations
Lease liabilities	7,036	9,200
Other liabilities	225,578	140,479
Key Personnel of the Consolidated Bank [Member]
ASSETS
Derivative financial instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements
Debt financial instruments
Commercial loans	1,928	1,291
Residential mortgage loans	15,440	14,694
Consumer Loans	1,756	1,656
Allowances established – Loans	(61)	(30)
Other assets	8	38
Contingent loans	3,401	3,822
LIABILITIES
Derivative financial instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	2,281	2,860
Time deposits and saving accounts	3,181	3,093
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	556	532
Other Related Party [Member]
ASSETS
Derivative financial instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements
Debt financial instruments
Commercial loans	10,553	9,967
Residential mortgage loans	62,685	59,861
Consumer Loans	10,639	11,482
Allowances established – Loans	(438)	(326)
Other assets	95	7
Contingent loans	16,776	17,761
LIABILITIES
Derivative financial instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	6,105	6,844
Time deposits and saving accounts	17,594	19,082
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	2	5
Total [Member]
ASSETS
Derivative financial instruments	231,036	273,492
Debt financial instruments
Other financial instruments	20
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	33,856	5,388
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements
Debt financial instruments
Commercial loans	202,020	278,170
Residential mortgage loans	78,125	74,555
Consumer Loans	12,395	13,138
Allowances established – Loans	(2,061)	(1,647)
Other assets	285,475	132,610
Contingent loans	188,039	181,332
LIABILITIES
Derivative financial instruments	303,280	300,756
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	19,931	3,137
Financial liabilities at amortized cost:
Current accounts and other demand deposits	177,485	151,371
Time deposits and saving accounts	198,966	252,388
Obligations by repurchase agreements	750
Borrowings from financial institutions	137,114	3,175
Debt financial instruments issued
Other financial obligations
Lease liabilities	7,036	9,200
Other liabilities	$ 226,136	$ 141,016